TRADE NOTES AND ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2025
Trade Notes And Accounts Receivable Net
TRADE NOTES AND ACCOUNTS RECEIVABLE, NET

NOTE 4 - TRADE NOTES AND ACCOUNTS RECEIVABLE, NET

Trade notes and accounts receivable, net are summarized as follows:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Trade notes	¥3,298	¥572
Accounts receivable	135,386	181,450
Less: allowance for credit losses	(311)	(214)
Trade notes and accounts receivable, net	¥138,373	¥181,808